Nasdaq Equity Premium Yield ETF Expense Example - Nasdaq Equity Premium Yield ETF - ETF	Mar. 12, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	$ 113